Capital Risk Management	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Capital Risk Management
20.	Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholders value.

The Group monitors capital using gearing ratio, which is total debt (gross) divided by total equity plus total debt, and its calculation is presented below:

As of December 31,	2023	2022
Total borrowings	698,486,364	744,841,528
Total shareholders’ equity	408,132,148	422,243,261
Gearing ratio	63%	64%